Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Financial Assets

	JPY (millions) As of March 31
	2021	2022
Derivative assets	¥64,100	¥41,890
Investment in convertible notes at fair value through P&L	12,176	10,409
Investment in debt instruments at fair value through P&L	800	1,052
Investment in equity instruments at fair value through OCI	145,070	148,451
Financial assets associated with contingent consideration arrangements	25,446	26,852
Other	24,888	30,205
Total	¥272,480	¥258,859
Non-current	¥235,882	¥233,554
Current	¥36,598	¥25,305